Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 01, 2023	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 161	$ 55
Allowances for credit losses		4,267	2,998
Carrying value of renegotiated loans		1,005	91
Real estate properties held for sale		18	13
Unfunded Commitments and Letters of Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Accumulated fair value mark adjustment on liabilities		(30)
Fair value mark during the period	$ (37)
Purchased Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Cumulative fair value mark	(168)
Purchase of asset at fair value	415
Purchased Performing Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Provision for Credit Losses		705
Cumulative fair value mark		(2,317)
Acquisition date of fair value expected credit loss	1,047
Gross contractual receivables	78,931
Financial assets at fair value		$ 68,025
Purchase of asset at fair value	$ 76,068
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight		100.00%
Adverse Scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight		100.00%
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of renegotiated loans		$ 26	13
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		3,807	2,617
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet		460	381
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Real estate properties held for sale received on foreclosed impaired loan		35	24
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		3,572	2,441
Modelled allowance account for credit losses of financial assets based on assumptions		2,625	1,900
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		3,572	2,441
Modelled allowance account for credit losses of financial assets based on assumptions		6,025	3,250
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses		3,572	2,441
Modelled allowance account for credit losses of financial assets based on assumptions		$ 2,800	$ 1,850
Expected credit loss period		12 months